As filed with the Securities and Exchange Commission March 18, 2024

Securities Act File No. 333-238475

Investment Company Act File No. 811-23570

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

☑ THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No. __
☑ Post-Effective Amendment No. 84

AND/OR

☑ THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 85

Simplify Exchange Traded Funds

(Exact Name of Registrant as Specified in its Charter)

222 Broadway, 22nd Floor

New York, NY 10038

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 646-585-0476

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☑	On March 26, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to further delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed with effect on October 10, 2023, accession number 0001829126-23-006528 (Amendment No. 67). Amendment No. 67 to the Trust’s Registration Statement relates to the Simplify Boosted US Equity Active ETF, Simplify Boosted US Quality Active ETF, Simplify Boosted US Value Active ETF, and Simplify Opportunistic Equity ETF. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 67 under the Securities Act of 1933, as amended and Amendment No. 68 under the Investment Company Act of 1940, as amended, filed with effect on October 10, 2023, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Columbus, and State of Ohio, on the 18th day of March 2024.

Simplify Exchange Traded Funds

By:	Paul Kim, President*

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title

Paul Kim*	President, Trustee, and Principal Executive Officer

Fiona Ho**	Treasurer and Principal Financial Officer

Zung Nguyen*	Trustee

Craig Enders*	Trustee

Christopher Caltagirone*	Trustee

*	Pursuant to Powers of Attorney

**	Pursuant to Power of Attorney

*By:	/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
Title:	Attorney-in-Fact
Date:	March 18, 2024